Subsequent Event - Narrative (Detail) - Subsequent Event $ in Thousands	Oct. 11, 2018 USD ($)
Subsequent Event [Line Items]
Transaction fee on investment banking agreement	$ 1,000
Retainer fee on investment banking agreement	75
Opinion fee on investment banking agreement	$ 250